Debt (Tables)	12 Months Ended
Mar. 31, 2022
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Summary of Debt
21.	Short-term borrowings and current portion of long-term debt
Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Commercial paper	US$	772.8	Rs.	58,571.8	Rs.	82,499.1
Loans from banks/financial institutions		1,488.3		112,802.0		133,178.8
Inter-corporate deposits		31.8		2,410.0		950.0
Current portion of long-term debt (refer note 22)		3,237.7		245,394.9		211,289.5

Total	US$	5,530.6	Rs.	419,178.7	Rs.	427,917.4

Long-term debt [Member]
Statement [line items]
Summary of Debt
Long-term debt consists of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Non-convertible debentures	US$	1,730.1	Rs.	131,126.3	Rs.	124,196.6
Perpetual debentures		226.7		17,182.0		13,201.5
Collateralized debt obligations		156.0		11,825.4		29,736.5
Buyers credit from banks at floating interest rate		535.5		40,583.7		33,750.0
Loan from banks/financial institutions		5,805.1		439,985.5		407,020.4
Senior notes		7,602.6		576,219.0		528,582.4
Others		78.6		5,956.5		5,821.8

Total		16,134.6		1,222,878.4		1,142,309.2
Less: current portion (refer note 21)		3,237.7		245,394.9		211,289.5

Long-term debt	US$	12,896.9	Rs.	977,483.5	Rs.	931,019.7

Summary of assets are pledged as collateral against the borrowings
Following assets are pledged as collateral/security against the borrowings:

	As at March 31,
	2022		2022		2021

	(In millions)
Other current assets (i.e. Inventory and Trade receivables)	US$	106.6	Rs.	8,078.8	Rs.	31,850.6
Finance receivables		3,362.8		254,877.3		305,745.0
Other financial assets		—		—		1,000.0
Property,plant and equipment		769.0		58,287.8		63,405.7

Total	US$	4,238.4	Rs.	321,243.9	Rs.	402,001.3

Summary of the reconciliation of movements of liabilities to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities:

	Short-term borrowings		Long-term borrowings		Total

Balance at April 1, 2020	Rs.	354,949.0		833,048.1	Rs.	1,187,997.1
Proceeds from issuance of debt		208,071.5		296,423.6		504,495.1
Repayment of debt		(156,232.0)		(186,296.1)		(342,528.1)
Reclassification of debt		19,965.8		(19,965.8)		—
Foreign exchange		2,653.2		5,062.3		7,715.5
Amortisation / EIR adjustment of prepaid borrowing costs (net)		(1,490.1)		2,747.6		1,257.5

Balance at March 31, 2021	Rs.	427,917.4		931,019.7		1,358,937.1

Proceeds from issuance of debt		168,967.8		315,212.0		484,179.8
Repayment of debt		(214,360.4)		(233,558.0)		(447,918.4)
Reclassification of debt		34,104.4		(34,104.4)		—
Foreign exchange		(822.4)		(5,077.1)		(5,899.5)
Amortisation / EIR adjustment of prepaid borrowing costs (net)		3,371.9		3,991.3		7,363.2

Balance at March 31, 2022	Rs.	419,178.7	Rs.	977,483.5	Rs.	1,396,662.2

	US$	5,530.6	US$	12,896.8	US$	18,427.4

Long-term debt [Member] | Luxembourg Stock Exchange [Member]
Statement [line items]
Summary of Debt	Details of the tranches of the senior notes outstanding at March 31, 2022 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions) As at March 31,					Interest rate	Redeemable on
				2022			2021

July 2021	EUR	500	500	Rs.	37,567.2		Rs.	—	5.500%	July 2029
July 2021	EUR	500	500		41,894.3			—	4.500%	July 2028
January 2013	USD	500	500		37,769.2	*		36,455.8	5.625%	February 2023
February 2015	GBP	400	400		39,715.3	*		40,193.8	3.875%	March 2023
January 2014	GBP	400	400		—			40,225.2	5.000%	February 2022
January 2017	EUR	650	650		54,727.3			55,629.0	2.200%	January 2024
October 2017	USD	500	500		37,617.3			38,755.6	4.500%	March 2027
October 2018	EUR	500	500		35,370.2			40,214.5	4.500%	January 2026
November 2019	EUR	500	500		41,981.2			42,657.1	5.875%	November 2024
November 2019	EUR	500	500		42,561.9			43,391.0	6.875%	November 2026
October 2020	USD	700	700		52,552.8			50,729.9	7.750%	October 2025
December 2020	USD	650	650		48,745.8			47,082.4	5.875%	January 2028

Total				Rs.	470,502.5		Rs.	435,334.3

Long-term debt [Member] | Singapore Stock Exchange [Member]
Statement [line items]
Summary of Debt	The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the SGX-ST market, which is a listed market regulated by the Singapore Stock Exchange.
Details of the tranches of the senior notes outstanding at March 31, 2022 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2022		2021

October 2014	USD	250	250	Rs.	18,768.6	Rs.	18,160.7	5.750%	October 2024
May 2014	USD	300	300		—		21,934.8	5.750%	May 2021
June 2021	USD	425	425		31,994.6		—	4.350%	June 2026
November 2019	USD	300	300		22,739.3		21,811.1	5.875%	May 2025
July 2020	GBP	98	98		9,601.9		9,581.9	4.000%	July 2023
October 2020	USD	300	300		22,612.5		21,759.6	5.500%	June 2024

Total				Rs.	105,716.9	Rs.	93,248.1